Note 11 - Noncontrolling Interests - Redeemable Noncontrolling Interests in the OP (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Redeemable noncontrolling interests in the OP, December 31, 2019
Contributions from redeemable noncontrolling interests in the OP	273,410
Net income attributable to redeemable noncontrolling interests in the OP	5,293
Distributions to redeemable noncontrolling interests in the OP	(13,548)
Redeemable noncontrolling interests in the OP, September 30, 2020	$ 265,155